Other Intangible Assets	3 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			March 31, 2014				December 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$(69.9)	$(0.1)	$213.6	$219.1
Trademarks	5 years	2 years	0.6	(0.4)	—	0.2	0.2
Trademarks	Indefinite	Indefinite	149.0	—	—	149.0	149.0
Integrated software system	5 years	2 years	11.0	(6.5)	—	4.5	5.1

			$444.2	$(76.8)	$(0.1)	$367.3	$373.4

The aggregate intangible amortization expense charged to the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million for both the three months ended March 31, 2014 and 2013. The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2014	$16.7	$1.6
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—